Description of Business and Organization - Schedule of Company's Subsidiary (Details) - Free Share X-Change Limited (Anguilla) [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Company name	Vtrade Technology Sdn Bhd	Vtrade Technology Sdn Bhd
Place and date of incorporation	Malaysia, July 12, 2018	Malaysia, July 12, 2018
Particulars of issued capital	2 shares of ordinary share of MYR 1 each	2 shares of ordinary share of MYR 1 each
Principal activities	Software development, technology consultancy and managed services	Software development, technology consultancy and managed services